Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of expenses by nature [text block] [Abstract]
Schedule of administrative expenses [text block]
	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Personnel expenses, note 22(b)	84,359	84,660	94,437
Third-party services	52,974	51,553	65,435
Depreciation and amortization	14,573	12,046	14,949
Donations	8,796	9,934	7,305
Board of Directors compensation	6,696	6,815	6,555
Taxes	4,980	4,760	3,756
Consumption of supplies	1,671	1,826	2,743
Environmental expenditures, note 28	433	547	437

	174,482	172,141	195,617